Accumulated Other Comprehensive (Loss) Income - Components of Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance		$ (40,250)
Other comprehensive (loss) income before reclassifications, Gain and Losses on Hedging Derivatives
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gain and Losses on Hedging Derivatives		40,250
Net current-period other comprehensive (loss) income, Gain and Losses on Hedging Derivatives		40,250
Ending Balance			(40,250)
Other
Beginning Balance	46,181	(12,311)
Other comprehensive (loss) income before reclassifications, Foreign Currency Translation	(53,619)	58,785
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Foreign Currency Translation
Net current-period other comprehensive (loss) income, Foreign Currency Translation	(53,619)	58,785
Ending Balance	(7,438)	46,181	(12,311)
Other		(293)
Beginning Balance	10,580	14,384
Other comprehensive (loss) income before reclassifications, Adjustment to Early Retiree Medical Plan	5,938	(3,804)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan
Net current-period other comprehensive (loss) income, Adjustment to Early Retiree Medical Plan	5,938	(3,804)
Ending Balance	16,518	10,580	14,384
Other
Beginning Balance	56,761	(38,177)
Other comprehensive (loss) income before reclassifications	(47,681)	54,981
Other comprehensive income (loss)	(47,681)	95,231	(10,406)
Ending Balance	9,080	56,761	(38,177)
Other		$ (293)